BATTERY MATERIAL PLANT PROJECT EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BATTERY MATERIAL PLANT PROJECT EXPENSES
Share-based compensation	$ 4,928	$ 4,291
Battery Material Plant project expenses	25,067	37,111
Battery Material Plant project
BATTERY MATERIAL PLANT PROJECT EXPENSES
Wages and benefits	4,357	5,696
Share-based compensation	506	411
Engineering	11,732	17,998
Consulting fees	533	824
Materials, consumables, and supplies	909	2,066
Maintenance and subcontracting	1,441	2,228
Utilities	248	455
Depreciation and amortization	6,880	8,634
Other	344	344
Grants	(1,293)	(476)
Tax credits	(590)	(1,069)
Battery Material Plant project expenses	$ 25,067	$ 37,111